INTERESTS IN JOINT ARRANGEMENTS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Current Assets	$ 3,544,325	$ 3,931,381
Non-current Assets	12,483,994	11,928,649	$ 11,152,588
Total Joint Arrangement Assets	16,028,319	15,860,030	14,593,748
Current Liabilities	1,097,593	1,261,522
Non-current Liabilities	7,515,091	7,229,093
Equity	7,415,635	7,369,415	7,338,971	$ 7,116,893
Total Joint Arrangement Liabilities	16,028,319	15,860,030
Income	4,732,869	5,329,214	5,954,833
Joint Arrangement Net Income (Loss)	25,305	61,970	726,759
Other comprehensive income	(230,012)	(30,029)	(174,441)
Comprehensive income	(204,707)	31,941	$ 552,318
Dividends	4,357	13,601
Unilin Arauco Pisos Ltda. [Member]
Statement [Line Items]
Current Assets	8,050	6,674
Non-current Assets	3,747	4,024
Total Joint Arrangement Assets	11,797	10,698
Investment Assets	3,197	3,441
Current Liabilities	4,995	3,761
Non-current Liabilities	408	55
Equity	6,394	6,882
Total Joint Arrangement Liabilities	11,797	10,698
Income	18,944	13,591
Expenses	(17,904)	(13,549)
Joint Arrangement Net Income (Loss)	1,040	42
Other comprehensive income	0	0
Comprehensive income	1,040	42
Dividends	0	0
Eka Chile S.A [Member]
Statement [Line Items]
Current Assets	16,551	21,449
Non-current Assets	35,599	33,442
Total Joint Arrangement Assets	52,150	54,891
Investment Assets	21,607	22,522
Current Liabilities	4,154	4,930
Non-current Liabilities	4,782	4,917
Equity	43,214	45,044
Total Joint Arrangement Liabilities	52,150	54,891
Income	39,136	43,458
Expenses	(35,177)	(40,104)
Joint Arrangement Net Income (Loss)	3,959	3,354
Other comprehensive income	0	0
Comprehensive income	3,959	3,354
Dividends	2,894	496
Sonae Arauco S.A. [Member]
Statement [Line Items]
Current Assets	258,058	216,342
Non-current Assets	765,712	695,902
Total Joint Arrangement Assets	1,023,770	912,244
Net assets	157,552	140,146
Net asset adjustment (Goodwill)	26,640	28,735
Investment Assets	184,192	168,881
Current Liabilities	276,127	215,632
Non-current Liabilities	379,260	358,851
Equity	368,383	337,761
Total Joint Arrangement Liabilities	1,023,770	912,244
Income	808,895	885,812
Expenses	(812,600)	(887,230)
Joint Arrangement Net Income (Loss)	(3,705)	(1,418)
Other comprehensive income	0	0
Comprehensive income	(3,705)	(1,418)
Dividends	0	6,634
Agrícola El Paque SpA [Member]
Statement [Line Items]
Current Assets	4,562	0
Non-current Assets	5,782	0
Total Joint Arrangement Assets	10,344	0
Investment Assets	5,138	0
Current Liabilities	69	0
Non-current Liabilities	0	0
Equity	10,275	0
Total Joint Arrangement Liabilities	10,344	0
Income	0	0
Expenses	1	0
Joint Arrangement Net Income (Loss)	1	0
Other comprehensive income	0	0
Comprehensive income	1	0
Dividends		0
Parque Eólico Ovejera del Sur SpA [Member]
Statement [Line Items]
Current Assets	367	95
Non-current Assets	2,057	1,505
Total Joint Arrangement Assets	2,424	1,600
Investment Assets	1,199	797
Current Liabilities	27	2
Non-current Liabilities	0	5
Equity	2,398	1,593
Total Joint Arrangement Liabilities	2,425	1,600
Income	0	0
Expenses	(155)	(24)
Joint Arrangement Net Income (Loss)	(155)	(24)
Other comprehensive income	0	0
Comprehensive income	(155)	(24)
Dividends	0	0
E2E S.A. [Member]
Statement [Line Items]
Current Assets	9,196	3,045
Non-current Assets	27,044	3,099
Total Joint Arrangement Assets	36,240	6,144
Investment Assets	15,301	1,739
Current Liabilities	4,233	1,331
Non-current Liabilities	1,407	1,336
Equity	30,601	3,477
Total Joint Arrangement Liabilities	36,241	6,144
Income	1,095	1,714
Expenses	(5,579)	(2,877)
Joint Arrangement Net Income (Loss)	(4,484)	(1,163)
Other comprehensive income	0	0
Comprehensive income	(4,484)	(1,163)
Dividends	0	0
Agricola San Geratdo SpA [Member]
Statement [Line Items]
Current Assets	603	0
Non-current Assets	3,859	2,162
Total Joint Arrangement Assets	4,462	2,162
Investment Assets	2,038	1,081
Current Liabilities	387	0
Non-current Liabilities	0	0
Equity	4,075	2,162
Total Joint Arrangement Liabilities	4,462	2,162
Income	0	0
Expenses	(319)	0
Joint Arrangement Net Income (Loss)	(319)	0
Other comprehensive income	0	0
Comprehensive income	(319)	0
Dividends	$ 0	$ 0